Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Schedule of Inventories
	December 31,
	2 0 2 3	2 0 2 2	2 0 2 3
	NIS	NIS	US Dollars

Finished products	54,193	55,796	14,941
Inventory in transit	11,782	17,018	3,249
Less – Provision of slow-moving inventory	(3,500)	(885)	(965)
	62,475	71,929	17,225